Equity Instruments (Details Textual) - USD ($)	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2016	Jul. 31, 2016	May 31, 2016	Feb. 29, 2016	Aug. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 02, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance										143,236
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes										22,254
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes, Weighted Average Exercise Price										$ 7.8
Debt Instrument, Face Amount					$ 5,200,000
Placement Agents Cash Fee Percentage					8.00%			8.00%		8.00%
Share Based Compensation Share Warrants Issued On Convertible Promisory Notes,Two										22,564
Share Based Compensation Share Warrants Issued On Convirtible Note Holders										305,559
Share Based Compensation Share Warrants Issued On Convertible Note Holders,Weighted Average Exercise Price										$ 6.00
Share Based Compensation Share Warrants Issued On Placement Agents For Registered Offering								401,450		109,375
Share Based Compensation Share Warrants Issued On Convertible Promisory Two Notes,Weighted Average Exercise Price										$ 4.80
Share Based Compensation Share Warrants Issued On Placement Agents For Registered Offering,Weighted Average Exercise Price								$ 1.86		$ 6.00
Share Based Compensation Share Warrants Issued On Registered Offering								6,020,245		1,733,322
Share Based Compensation Share Warrants Issued On Registered Offering,Weighted Average Exercise Price								$ 1.86		$ 6.00
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 3.23
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								441,999
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost		$ 318,000
Number Of Units Sold						5,735,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.86		$ 1.86
Shares Issued, Price Per Share						1.50		$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						0.77
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 0.73
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense						$ 75,000		$ 157,000
Class Of Warrants And Rights Issuance Cost						7,000		596,000
Convertible Promissory Notes May 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Not Settleable in Cash, Fair Value Disclosure			$ 480,000
Share Based Compensation Share Warrants Issued On Convirtible Note Holders			305,559
Share Based Compensation Share Warrants Issued On Convertible Note Holders,Weighted Average Exercise Price			$ 6.00
Placement Agent warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes					22,254
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes, Weighted Average Exercise Price				$ 7.80
Share Based Compensation Share Warrants Issued On Convertible Promisory Notes,Two				22,564
Warrants Not Settleable in Cash, Fair Value Disclosure			$ 50,000	$ 87,000		80,000		$ 80,000		$ 276,000
Share Based Compensation Share Warrants Issued On Placement Agents For Registered Offering			109,375							109,375
Share Based Compensation Share Warrants Issued On Convertible Promisory Two Notes,Weighted Average Exercise Price			$ 4.80
Share Based Compensation Share Warrants Issued On Placement Agents For Registered Offering,Weighted Average Exercise Price			$ 6.00
Share Based Compensation Share Warrants Issued To Investors	401,450							88,032
Share Based Compensation Share Warrants Issued Weighted Average Exercise Price	$ 1.86							$ 4.00
Placement Agent warrants [Member] | Over Allotment Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Share Warrants Issued To Investors	6,020,245
Share Based Compensation Share Warrants Issued Weighted Average Exercise Price	$ 1.86
Investors Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Share Warrants Issued On Registered Offering			1,733,322
Share Based Compensation Share Warrants Issued On Registered Offering,Weighted Average Exercise Price			$ 6.00
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense						381,000	$ 183,000	$ 1,425,000	$ 251,000	$ 903,000	$ 1,018,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		316,051
Employee Stock Option [Member] | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense						$ 381,000	$ 163,000	$ 1,425,000	$ 226,000	814,000	499,000
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 6.72
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 18.12
2013 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense											27,000
Luoxis 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total											$ 422,000
Reversal Of Allocated Share Based Compensation Expense										$ 433,000
2015 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance												833,334
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						2,000,000		2,000,000			833,334
2015 Stock Option and Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance												2,000,000
Vyrix 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total											$ 189,000